Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	$ 3,514,646	$ 3,152,396
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,514,646	3,152,396
Non-covered loans | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	100,392	166,780
Non-covered loans | Secured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,531,967	1,551,532
Non-covered loans | Secured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	35,372	67,967
Non-covered loans | Unsecured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	105,299	108,761
Non-covered loans | Unsecured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,444	3,419
Non-covered loans | Secured by commercial properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,081,016	924,303
Non-covered loans | Secured by commercial properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	36,255	55,519
Non-covered loans | Secured by residential properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	376,237	260,611
Non-covered loans | Secured by residential properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	2,995	6,728
Non-covered loans | Residential construction loan
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	65,079	48,169
Non-covered loans | Residential construction loan | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans		708
Non-covered loans | Commercial construction loans and land development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	299,472	232,314
Non-covered loans | Commercial construction loans and land development | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	19,817	32,362
Non-covered loans | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	55,576	26,706
Non-covered loans | Consumer | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	4,509	77
Non-covered loans | Bank
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	4,398	9,463
Loans past Due 60-89 Days	1,263	449
Loans past Due 90 Days or More	1,861	2,131
Total Past Due Loans	7,522	12,043
Current Loans	3,406,732	2,973,573
Total loans	3,514,646	3,152,396
Accruing Loans Past Due 90 Days or More	534	2,000
Non-covered loans | Bank | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	100,392	166,780
Non-covered loans | Bank | Secured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	2,171	7,844
Loans past Due 60-89 Days	277	348
Loans past Due 90 Days or More	1,354	2,131
Total Past Due Loans	3,802	10,323
Current Loans	1,492,793	1,473,242
Total loans	1,531,967	1,551,532
Accruing Loans Past Due 90 Days or More	272	2,000
Non-covered loans | Bank | Secured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	35,372	67,967
Non-covered loans | Bank | Unsecured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	333	3
Loans past Due 60-89 Days	9
Loans past Due 90 Days or More	60
Total Past Due Loans	402	3
Current Loans	103,453	105,339
Total loans	105,299	108,761
Accruing Loans Past Due 90 Days or More	59
Non-covered loans | Bank | Unsecured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,444	3,419
Non-covered loans | Bank | Secured by commercial properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	192	714
Loans past Due 90 Days or More	132
Total Past Due Loans	324	714
Current Loans	1,044,437	868,070
Total loans	1,081,016	924,303
Non-covered loans | Bank | Secured by commercial properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	36,255	55,519
Non-covered loans | Bank | Secured by residential properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	1,045	755
Loans past Due 60-89 Days	36	101
Loans past Due 90 Days or More	203
Total Past Due Loans	1,284	856
Current Loans	371,958	253,027
Total loans	376,237	260,611
Accruing Loans Past Due 90 Days or More	203
Non-covered loans | Bank | Secured by residential properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	2,995	6,728
Non-covered loans | Bank | Residential construction loan
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	415
Total Past Due Loans	415
Current Loans	64,664	47,461
Total loans	65,079	48,169
Non-covered loans | Bank | Residential construction loan | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans		708
Non-covered loans | Bank | Commercial construction loans and land development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	41	63
Loans past Due 60-89 Days	881
Loans past Due 90 Days or More	112
Total Past Due Loans	1,034	63
Current Loans	278,621	199,889
Total loans	299,472	232,314
Non-covered loans | Bank | Commercial construction loans and land development | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	19,817	32,362
Non-covered loans | Bank | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	201	84
Loans past Due 60-89 Days	60
Total Past Due Loans	261	84
Current Loans	50,806	26,545
Total loans	55,576	26,706
Non-covered loans | Bank | Consumer | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	$ 4,509	$ 77